Statement of Additional Information Supplement	4/23/2018

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION OF PUTNAM PANAGORA MANAGED FUTURES STRATEGY, PUTNAM PANAGORA MARKET NEUTRAL FUND, AND PUTNAM PANAGORA RISK PARITY FUND, each dated August 16, 2017

The sub-section Initial sales charges for class A, class M and class T shares in the section HOW TO BUY SHARES is replaced with the following:

Initial sales charges for class A, class M and class T shares. The public offering price of class A, class M and class T shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A, class M and class T shares of the funds by style category.

The sales charge for class A shares and class M shares is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer. For class T shares, the entire sales charge amount will be allocated to the investment dealer, as shown in the table below.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount.

Putnam Retail Management retains the entire sales charge on any retail sales made by it. The Putnam Funds require that a broker-dealer be associated with every account (a “broker-dealer of record”). In instances where the registered account owner has not designated a broker-dealer of record, Putnam Retail Management will be defaulted as the broker-dealer of record for the account. Putnam Retail Management is not a full service broker-dealer, and does not provide investment advice. As default broker-dealer of record, Putnam Retail Management will not be able to provide services that are typically offered by a brokerage firm, such as assisting with financial planning or providing recommendations, or otherwise assisting with investment decisions. Where Putnam Retail Management is listed as the default broker-dealer of record for an account, it will receive all applicable sales charges and service fees associated with the account.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding Retirement Income Fund Lifestyle 1, Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Retirement Income Fund Lifestyle 1, Taxable Income Funds and Tax-Exempt Funds (except for Money Market Funds, Putnam Short-Term Municipal Income Fund, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Short-Term Municipal Income Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

For all Putnam funds that offer class T shares (except Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund, Putnam Short Duration Income Fund and Putnam Absolute Return 100 Fund)*:

	CLASS T

		Amount of sales charge
	Sales charge as a	reallowed to dealers as a
	percentage of offering	percentage of offering
Amount of transaction at offering price ($)	price	price
Under 249,000	2.50%	2.50%
250,000 but under 499,999	2.00	2.00

500,000 but under 999,999	1.50	1.50
1,000,000 and above	1.00	1.00

For Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund:

	CLASS T

		Amount of sales charge
	Sales charge as a	reallowed to dealers as a
	percentage of offering	percentage of offering
Amount of transaction at offering price ($)	price	price
Under 249,000	2.56%	2.50%
250,000 but under 499,999	2.04	2.00
500,000 but under 999,999	1.52	1.50
1,000,000 and above	1.01	1.00

*Purchases into Putnam Short Duration Income Fund and Putnam Absolute Return 100 Fund will not be subject to any sales charge.

The sub-section Public Disclosures in the section DISCLOSURE OF PORTFOLIO INFORMATION is replaced with the following:

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

For Putnam Money Market Fund and Putnam Government Money Market Fund, the following information is publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter
Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics(2)		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, Retirement Income Fund Lifestyle 1, and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

(2) Not provided for Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund, and Putnam PanAgora Risk Parity Fund.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

SAI supp 4/18